Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Class A common stock subject to possible redemption	28,750,000	25,098,791
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued		3,651,209
Common stock, shares outstanding		3,651,209
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,833,333	3,833,333
Common stock, shares outstanding	3,833,333	3,833,333
Class C common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000